Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Entity Information [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	PERFORMANCE SHIPPING INC.
Entity Central Index Key	0001481241
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity common stock shares outstanding	5,082,726
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address Country	MH
Title of 12(b) Security	Common stock, $0.01 par value, including the Preferred stock purchase rights
Trading Symbol	PSHG
Security Exchange Name	NASDAQ
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false